T. ROWE PRICE Institutional Long Duration Credit Fund
February 28, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 76.0%
Banking 10.3%
Bank of America, VR, 2.676%,
6/19/41 (1) 220 193
Bank of America, VR, 4.33%,
3/15/50 (1) 355 393
Citigroup, 4.65%, 7/30/45  310 353
Goldman Sachs Group, 4.75%,
10/21/45  355 405
HSBC Holdings, 7.625%, 5/17/32  155 202
JPMorgan Chase, 5.625%, 8/16/43  225 284
JPMorgan Chase, VR, 3.882%,
7/24/38 (1) 480 506
Lloyds Banking Group, 4.344%, 1/9/48  400 409
M&T Bank, Series F, VR, 5.125% (1)(2) 160 163
Morgan Stanley, VR, 3.971%,
7/22/38 (1) 220 232
UBS Group, VR, 3.179%, 2/11/43 (1)
(3) 200 183
Wells Fargo Bank, 6.60%, 1/15/38  250 338
3,661
Basic Industry 3.0%
Dow Chemical, 4.80%, 5/15/49  210 240
Ecolab, 3.70%, 11/1/46  30 30
International Paper, 4.35%, 8/15/48 (4) 159 174
Newmont, 5.45%, 6/9/44  215 262
Nucor, 4.40%, 5/1/48  75 86
Southern Copper, 5.25%, 11/8/42  230 268
1,060
Capital Goods 4.7%
L3Harris Technologies, 4.854%,
4/27/35  320 368
Martin Marietta Materials, 4.25%,
12/15/47  345 360
Masco, 4.50%, 5/15/47  400 428
Raytheon Technologies, 4.45%,
11/16/38  165 183
Vulcan Materials, 4.50%, 6/15/47 (4) 150 164
Waste Connections, 2.95%,
1/15/52 (4) 205 177
1,680
Communications 13.0%
American Tower, 1.45%, 9/15/26  90 85
AT&T, 3.30%, 2/1/52  430 382
AT&T, 3.80%, 12/1/57  753 709
Charter Communications Operating,
3.70%, 4/1/51  230 194
Charter Communications Operating,
5.75%, 4/1/48  475 526
Comcast, 4.049%, 11/1/52  355 374
Cox Communications, 2.95%,
10/1/50 (3) 260 213
Crown Castle International, 4.75%,
5/15/47  205 225
Fox, 5.476%, 1/25/39  160 186
Rogers Communications, 4.35%,
5/1/49  195 194
Time Warner Cable, 5.875%, 11/15/40  220 246
Par/Shares $ Value
(Amounts in 000s)
‡
Verizon Communications, 2.987%,
10/30/56  786 670
Videotron, 5.125%, 4/15/27 (3) 70 71
Vodafone Group, 4.875%, 6/19/49  260 286
Vodafone Group, 5.00%, 5/30/38  215 243
4,604
Consumer Cyclical 0.9%
Amazon.com, 3.875%, 8/22/37  220 242
McDonald's, 4.20%, 4/1/50  90 96
338
Consumer Non-Cyclical 13.0%
AbbVie, 4.25%, 11/21/49  275 292
AbbVie, 4.50%, 5/14/35  220 243
Altria Group, 5.80%, 2/14/39  160 175
Anheuser-Busch, 4.90%, 2/1/46  430 489
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  345 409
Banner Health, 2.913%, 1/1/51  115 108
Becton Dickinson & Company, 4.669%,
6/6/47  230 257
Biogen, 3.15%, 5/1/50  310 257
Centra Health, 4.70%, 1/1/48  190 212
Cigna, 3.875%, 10/15/47  430 421
CommonSpirit Health, 3.91%, 10/1/50  190 196
CommonSpirit Health, 4.187%,
10/1/49  155 168
CVS Health, 4.125%, 4/1/40  150 155
CVS Health, 5.05%, 3/25/48  525 611
Hackensack Meridian Health, 4.211%,
7/1/48  190 219
Tyson Foods, 5.10%, 9/28/48  215 258
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 119
4,589
Electric 7.6%
Appalachian Power, 6.375%, 4/1/36  165 209
Berkshire Hathaway Energy, 6.125%,
4/1/36  340 433
Dominion Energy, Series F, 5.25%,
8/1/33 (4) 215 247
Duke Energy, 3.75%, 9/1/46  130 124
El Paso Electric, 5.00%, 12/1/44  110 123
Florida Power & Light, 2.875%,
12/4/51  150 136
Kentucky Utilities, 4.375%, 10/1/45  220 240
Louisville Gas & Electric, 4.375%,
10/1/45  100 111
NextEra Energy Capital Holdings,
3.00%, 1/15/52 (4) 45 39
Pennsylvania Electric, 6.15%, 10/1/38  185 231
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 59
Southern, 4.25%, 7/1/36 (4) 480 504
Vistra Operations, 4.30%, 7/15/29 (3) 225 226
2,682
Energy 9.4%
Boardwalk Pipelines, 4.45%, 7/15/27  345 364
Coterra Energy, 3.90%, 5/15/27 (3) 65 68

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Enbridge Energy Partners, 7.375%,
10/15/45  120 170
Energy Transfer, 6.50%, 2/1/42  215 251
Eni, Series X-R, 4.75%, 9/12/28 (3) 200 219
Kinder Morgan Energy Partners,
6.95%, 1/15/38  215 273
NGPL PipeCo, 4.875%, 8/15/27 (3) 90 97
Plains All American Pipeline, 4.50%,
12/15/26 (4) 100 107
Sabine Pass Liquefaction, 4.20%,
3/15/28  175 184
Sabine Pass Liquefaction, 5.00%,
3/15/27  65 70
Southern Natural Gas, 4.80%,
3/15/47 (3) 225 241
Spectra Energy Partners, 5.95%,
9/25/43  115 142
Suncor Energy, 4.00%, 11/15/47  350 350
Transcanada Trust, VR, 5.30%,
3/15/77 (1) 120 113
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  305 330
Williams, 4.85%, 3/1/48  100 107
Woodside Finance, 3.70%, 9/15/26 (3) 64 66
Woodside Finance, 3.70%, 3/15/28 (3) 170 174
3,326
Finance Companies 2.3%
AerCap Ireland Capital, 3.40%,
10/29/33  450 425
Air Lease, 3.625%, 12/1/27  400 407
832
Insurance 5.1%
Anthem, 4.375%, 12/1/47  395 434
Chubb INA Holdings, 2.85%, 12/15/51  100 89
Fidelity National Financial, 4.50%,
8/15/28  100 107
Liberty Mutual Group, 4.85%,
8/1/44 (3) 200 230
Principal Financial Group, 6.05%,
10/15/36  265 352
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44 (3) 230 271
UnitedHealth Group, 6.875%,
2/15/38 (4) 215 305
1,788
Natural Gas 1.2%
NiSource, 3.95%, 3/30/48  300 294
Sempra Energy, 4.00%, 2/1/48  120 120
414
Real Estate Investment Trusts 2.1%
Alexandria Real Estate Equities, 4.90%,
12/15/30  70 80
Essex Portfolio, 4.50%, 3/15/48  130 144
Life Storage, 4.00%, 6/15/29  80 85
National Retail Properties, 4.80%,
10/15/48  265 302
WP Carey, 3.85%, 7/15/29  115 120
731
Par/Shares $ Value
(Amounts in 000s)
‡
Technology 2.3%
Apple, 2.95%, 9/11/49  310 291
Fiserv, 4.40%, 7/1/49  205 218
Micron Technology, 4.663%, 2/15/30  270 291
800
Transportation 1.1%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 90
Canadian Pacific Railway, 3.10%,
12/2/51  125 113
CSX, 4.30%, 3/1/48  160 177
380
Total Corporate Bonds (Cost
$27,503) 26,885
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.6%
Owned No Guarantee 0.4%
Petroleos Mexicanos, 5.50%, 6/27/44  175 135
135
Sovereign 2.2%
Republic of Panama, 4.50%, 1/19/63  200 191
State of Qatar, 4.40%, 4/16/50 (3) 200 231
United Mexican States, 4.40%, 2/12/52  400 369
791
Total Foreign Government
Obligations & Municipalities (Cost
$946) 926
MUNICIPAL SECURITIES 8.4%
California 1.0%
Bay Area Toll Auth., Build America,
Series S-3, 6.907%, 10/1/50  125 205
Regents of the Univ. of California
Medical Center, Build America,
Series F, 6.583%, 5/15/49  100 147
352
Florida 1.2%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  125 125
Miami-Dade County Transit System,
Bulild America, Series B, Build
America, 5.624%, 7/1/40  200 264
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  25 26
415
Georgia 0.8%
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, Vogtle
Units, 6.655%, 4/1/57  195 285
285
Illinois 0.3%
Illinois Municipal Electric Agency, Build
America, 6.832%, 2/1/35  75 95
95

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Maryland 0.4%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 156
156
Massachusetts 1.0%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 154
Massachusetts Water Resources Auth.,
Series C, 2.823%, 8/1/41  200 195
349
Michigan 1.1%
Detroit City School Dist., Qualified
School Construction Bonds, GO,
6.645%, 5/1/29  300 381
381
Minnesota 0.4%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 156
156
New York 0.3%
Port Auth. of New York & New Jersey,
3.139%, 2/15/51  100 94
94
Tennessee 0.2%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 83
83
Texas 1.3%
Central Texas Regional Mobility Auth.,
Series E, 3.167%, 1/1/41  150 145
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  105 100
Dallas/Fort Worth Int'l Airport,
Series A, 2.994%, 11/1/38  80 82
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 125
452
Virginia 0.4%
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 132
132
Total Municipal Securities (Cost
$2,771) 2,950
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 11.2%
U.S. Treasury Obligations 11.2%
U.S. Treasury Bonds, 1.75%, 8/15/41  1,670 1,530
U.S. Treasury Bonds, 1.875%, 2/15/41  470 442
U.S. Treasury Bonds, 1.875%, 2/15/51  210 195
U.S. Treasury Bonds, 2.00%, 8/15/51  690 662
U.S. Treasury Bonds, 2.25%, 2/15/52  160 163
U.S. Treasury Notes, 1.25%, 8/15/31  1,035 983
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $4,137) 3,975
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve
Fund, 0.12% (5)(6) 1,059 1,059
Total Short-Term Investments (Cost
$1,059) 1,059
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve
Fund, 0.12% (5)(6) 729 729
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 729
Total Securities Lending Collateral
(Cost $729) 729
Total Investments in
Securities 103.3%
(Cost $37,145) $ 36,524
Other Assets Less Liabilities (3.3)% (1,162)
Net Assets 100.0% $ 35,362
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(2) Perpetual security with no stated maturity date.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,290 and represents
6.5% of net assets.

T. ROWE PRICE Institutional Long Duration Credit Fund

.
(4) All or a portion of this security is on loan at February 28, 2022.
(5) Seven-day yield
(6) Affiliated Companies
GO General Obligation
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.5%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.5%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S37, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,000 132 188 (56)
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S37, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/26 * 3,500 59 84 (25)
Total Centrally Cleared Credit Default Swaps, Protection Sold (81)
Total Centrally Cleared Swaps (81)
Net payments (receipts) of variation margin to date 76
Variation margin receivable (payable) on centrally cleared swaps $ (5)

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 7 U.S. Treasury Notes five year contracts 6/22 (828) $ (4)
Long, 7 U.S. Treasury Long Bond contracts 6/22 1,097 15
Short, 22 U.S. Treasury Notes ten year contracts 6/22 (2,803) (18)
Long, 11 Ultra U.S. Treasury Bonds contracts 6/22 2,045 21
Net payments (receipts) of variation margin to date 13
Variation margin receivable (payable) on open futures contracts $ 27

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — $ — $ —
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government Reserve Fund, 0.12% $ 262  ¤  ¤ $ 1,788
T. Rowe Price Short-Term Fund 153  ¤  ¤ —
Total $ 1,788^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $1,788 .

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Institutional Long Duration Credit Fund

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on
February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E151-054Q3 02/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 34,736 $ — $ 34,736
Short-Term Investments 1,059 — — 1,059
Securities Lending Collateral 729 — — 729
Total Securities 1,788 34,736 — 36,524
Futures Contracts* 36 — — 36
Total $ 1,824 $ 34,736 $ — $ 36,560
Liabilities
Swaps* $ — $ 81 $ — $ 81
Futures Contracts* 22 — — 22
Total $ 22 $ 81 $ — $ 103
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.